Changes in significant accounting policies (Details)	9 Months Ended
Sep. 30, 2023
Furniture and fixtures [member]
Statement [Line Items]
Property and equipment useful life	5 years
Computer And Equipment [member] | Minimum [member]
Statement [Line Items]
Property and equipment useful life	3 years
Computer And Equipment [member] | Maximum [Member]
Statement [Line Items]
Property and equipment useful life	5 years